Fixed Assets - Schedule of Fixed Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cost [Member]
Cost
Beginning Balance	€ 552,260	€ 462,727
Additions	38,331	82,037
Transfer to disposal groups held for sale		(2,910)
Effect of changes in exchange rates	(12,932)	10,406
Ending Balance	577,659	552,260
Cost [Member] | Solar plants [Member]
Cost
Beginning Balance	351,414	288,208
Additions	31,549	64,119
Transfer to disposal groups held for sale		(2,910)
Effect of changes in exchange rates	(6,495)	1,997
Ending Balance	376,468	351,414
Cost [Member] | Pumped storage [Member]
Cost
Beginning Balance	160,844	136,139
Additions	6,092	16,296
Transfer to disposal groups held for sale
Effect of changes in exchange rates	(6,437)	8,409
Ending Balance	160,499	160,844
Cost [Member] | Biogas plants [Member]
Cost
Beginning Balance	39,643	38,147
Additions	574	1,496
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Ending Balance	40,217	39,643
Cost [Member] | Office furniture and equipment [Member]
Cost
Beginning Balance	359	233
Additions	116	126
Transfer to disposal groups held for sale
Effect of changes in exchange rates
Ending Balance	475	359
Depreciation [Member]
Cost
Beginning Balance	69,513	54,745
Effect of changes in exchange rates
Ending Balance	77,668	69,513
Depreciation
Depreciation for the period	8,155	15,258
Disposals		(490)
Depreciation [Member] | Solar plants [Member]
Cost
Beginning Balance	54,715	42,266
Effect of changes in exchange rates
Ending Balance	61,474	54,715
Depreciation
Depreciation for the period	6,759	12,939
Disposals		(490)
Depreciation [Member] | Pumped storage [Member]
Cost
Beginning Balance
Effect of changes in exchange rates
Ending Balance
Depreciation
Depreciation for the period
Disposals
Depreciation [Member] | Biogas plants [Member]
Cost
Beginning Balance	14,592	12,296
Effect of changes in exchange rates
Ending Balance	15,951	14,592
Depreciation
Depreciation for the period	1,359	2,296
Disposals
Depreciation [Member] | Office furniture and equipment [Member]
Cost
Beginning Balance	206	183
Effect of changes in exchange rates
Ending Balance	243	206
Depreciation
Depreciation for the period	37	23
Disposals
Carrying Amounts [Member]
Cost
Beginning Balance	482,747
Ending Balance	499,991	482,747
Carrying Amounts [Member] | Solar plants [Member]
Cost
Beginning Balance	296,699
Ending Balance	314,994	296,699
Carrying Amounts [Member] | Pumped storage [Member]
Cost
Beginning Balance	160,844
Ending Balance	160,499	160,844
Carrying Amounts [Member] | Biogas plants [Member]
Cost
Beginning Balance	25,051
Ending Balance	24,266	25,051
Carrying Amounts [Member] | Office furniture and equipment [Member]
Cost
Beginning Balance	153
Ending Balance	€ 232	€ 153